Operating expenses (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Operating Expenses by Function

All figures in £ millions	2019	2018	2017
By function:
Cost of goods sold	1,858	1,943	2,066

Operating expenses
Distribution costs	73	88	84
Selling, marketing and product development costs	631	759	896
Administrative and other expenses	999	1,039	1,207
Restructuring costs	157	90	79
Other income	(54)	(69)	(64)

Total net operating expenses	1,806	1,907	2,202
Other net gains and losses	(16)	(230)	(128)

Total	3,648	3,620	4,140

Summary of Analysis of Restructuring Costs
An analysis of major restructuring costs is as follows:

All figures in £ millions	2019	2018	2017
By nature:
Product costs	16	12	15
Employee costs	90	56	11
Depreciation and amortisation	14	1	13
Property and facilities	12	(5)	24
Technology and communications	2	1	2
Professional and outsourced services	17	9	12
General and administrative costs	6	16	2

Total restructuring – operating expenses	157	90	79
Share of associate restructuring	2	12	—

Total	159	102	79

Summary of Operating Expenses by Nature

All figures in £ millions	Notes	2019	2018	2017
By nature:
Royalties expensed		242	236	246
Other product costs		466	516	564
Employee benefit expense	5	1,452	1,637	1,805
Contract labour		139	161	152
Employee-related expense		94	115	127
Promotional costs		254	233	229
Depreciation of property, plant and equipment	10	123	66	90
Amortisation of intangible assets – pre-publication	20	271	338	338
Amortisation of intangible assets – software	11	115	88	85
Amortisation and impairment of intangible assets – other	11	151	99	138
Property and facilities		96	147	202
Technology and communications		196	192	218
Professional and outsourced services		480	396	322
Other general and administrative costs		104	85	140
Costs capitalised to intangible assets		(465)	(390)	(324)
Other net gains and losses		(16)	(230)	(128)
Other income		(54)	(69)	(64)

Total		3,648	3,620	4,140

Summary of Services From the Group's Auditors
During the year the Group obtained the following services from the Group’s auditors:

All figures in £ millions	2019	2018	2017
The audit of parent company and consolidated financial statements	5	4	4
The audit of the company’s subsidiaries	2	2	2

Total audit fees	7	6	6
Audit-related and other assurance services	—	1	1
Other non-audit services	—	—	1

Total other services	—	1	2
Total non-audit services	—	1	2

Total	7	7	8

Summary of Reconciliation Between Audit and Non-Audit Service Fees
Reconciliation between audit and
non-audit
service fees is shown below:

All figures in £ millions	2019	2018	2017
Group audit fees including fees for attestation under section 404 of the Sarbanes-Oxley Act	7	6	6
Non-audit fees	—	1	2

Total	7	7	8